Document and Entity Information	Nov. 10, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001011006
Document Type	8-K
Document Period End Date	Nov. 10, 2025
Entity Registrant Name	Altaba Inc.
Entity Incorporation State Country Code	DE
Entity File Number	811-23264
Entity Tax Identification Number	77-0398689
Entity Address, Address Line One	P.O. Box 402
Entity Address, City or Town	Dripping Springs
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78620
City Area Code	(646)
Local Phone Number	679-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false